21. Provisions for pensions and similar obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post Employment Plans [Member]
Statement Line Items [Line Items]
Experience in Net Assets Adjustments	R$ 2,994,598	R$ 2,624,960	R$ 1,344,089